Debt - Schedule of Long Term Debt (Details) - KRW (₩) ₩ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Total	₩ 828,040	₩ 930,000	₩ 850,000
Less: current portion	(358,960)	(245,240)	(120,000)
Total long-term debt less current portion	469,080	684,760	730,000
Long Term Debt One [Member]
Total	458,040	500,000	500,000
Long Term Debt Two [Member]
Total	200,000	200,000
Long Term Debt Three [Member]
Total	₩ 170,000	₩ 230,000	₩ 350,000